Stock-Based Compensation - Ranges of Outstanding and Exercisable Options (Details) - Options - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Options Outstanding
Vested and expected to vest, Number Outstanding	240	522
Vested and expected to vest, Weighted Average Remaining Contractual Life (in Years)	6 years 3 months 26 days	7 years 9 months 26 days
Vested and expected to vest, Weighted Average Exercise Price	$ 16.77	$ 14.34
Exercisable, Number Outstanding	162	177
Exercisable, Weighted Average Remaining Contractual Life	5 years 1 month 10 days	5 years 4 months 17 days
Exercisable, Weighted Average Exercise Price	$ 21.34	$ 25.83
$2.36 - $7.19
Exercise price range
Lower range limit (in dollars per share)	2.36	3.80
Upper range limit (in dollars per share)	$ 7.19	$ 7.19
Options Outstanding
Number Outstanding (in shares)	19	45
Weighted Average Remaining Contractual Life	6 years 5 months 9 days	8 years 8 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 5.07	$ 5.12
Options Exercisable
Number Exercisable (in shares)	12	8
Weighted Average Exercise Price (in dollars per share)	$ 5.30	$ 5.30
$7.20 - $16.99
Exercise price range
Lower range limit (in dollars per share)	7.20	7.20
Upper range limit (in dollars per share)	$ 16.99	$ 16.99
Options Outstanding
Number Outstanding (in shares)	122	325
Weighted Average Remaining Contractual Life	8 years 4 months 6 days	9 years 4 months 21 days
Weighted Average Exercise Price (in dollars per share)	$ 7.20	$ 7.20
Options Exercisable
Number Exercisable (in shares)	49	36
Weighted Average Exercise Price (in dollars per share)	$ 7.20	$ 7.20
$17.00 - $20.49
Exercise price range
Lower range limit (in dollars per share)	17.00	17.00
Upper range limit (in dollars per share)	$ 20.49	$ 30.99
Options Outstanding
Number Outstanding (in shares)	4	84
Weighted Average Remaining Contractual Life	3 years 9 months 15 days	6 years 3 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 17.00	$ 22.39
Options Exercisable
Number Exercisable (in shares)	4	66
Weighted Average Exercise Price (in dollars per share)	$ 17.00	$ 22.92
$20.50 - $30.89
Exercise price range
Lower range limit (in dollars per share)	20.50
Upper range limit (in dollars per share)	$ 30.89	$ 54.29
Options Outstanding
Number Outstanding (in shares)	45	58
Weighted Average Remaining Contractual Life	7 years 5 months 1 day	2 years 8 months 19 days
Weighted Average Exercise Price (in dollars per share)	$ 20.50	$ 38.41
Options Exercisable
Number Exercisable (in shares)	39	57
Weighted Average Exercise Price (in dollars per share)	$ 20.50	$ 38.32
$30.90 - $46.19
Exercise price range
Lower range limit (in dollars per share)	30.90	54.30
Upper range limit (in dollars per share)	$ 41.89	$ 61.09
Options Outstanding
Number Outstanding (in shares)	41	6
Weighted Average Remaining Contractual Life	7 months 10 days	6 months
Weighted Average Exercise Price (in dollars per share)	$ 36.44	$ 54.30
Options Exercisable
Number Exercisable (in shares)	41	6
Weighted Average Exercise Price (in dollars per share)	$ 33.41	$ 54.30
$46.20 - $54.30
Exercise price range
Lower range limit (in dollars per share)	41.90	61.10
Upper range limit (in dollars per share)	$ 46.20	$ 61.10
Options Outstanding
Number Outstanding (in shares)	17	4
Weighted Average Remaining Contractual Life	4 years 1 month 28 days	3 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 44.01	$ 61.10
Options Exercisable
Number Exercisable (in shares)	17	4
Weighted Average Exercise Price (in dollars per share)	$ 44.01	$ 61.10
$2.36 - $54.30
Exercise price range
Lower range limit (in dollars per share)	2.36	3.80
Upper range limit (in dollars per share)	$ 46.20	$ 61.10
Options Outstanding
Number Outstanding (in shares)	248	522
Weighted Average Remaining Contractual Life	6 years 4 months 24 days	7 years 9 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 16.47	$ 13.88
Options Exercisable
Number Exercisable (in shares)	162	177
Weighted Average Exercise Price (in dollars per share)	$ 21.34	$ 25.83